UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21579

        Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2004

			Ratings*
Principal				Stated	Market
Amount (000)	Description(1)	Moody's	S&P	Maturity**	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 89.0% (49.4% of total assets)
	Airlines - 1.5% (0.8% of total assets)
$6,000	United Air Lines, Inc., DIP Term Loan (Tranche B)	NR	NR	06/30/05	$ 6,067,500

	Auto Components - 1.2% (0.7% of total assets)
5,230	Federal-Mogul Corporation, Revolver (a)	NR	NR	02/05/05	4,839,611

	Beverages - 1.5% (0.8% of total assets)
5,726	Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B	B1	NR	12/19/10	5,808,808

	Building Products - 2.5% (1.4% of total assets)
10,000	Nortek, Inc., Term Loan B	B1	B+	08/27/11	10,158,335

	Chemicals - 5.6% (3.1% of total assets)
6,000	Huntsman International LLC, Term Loan	NR	B	03/31/10	6,093,126

6,000	Huntsman International LLC, Term Loan B	B1	B	12/31/10	6,106,500

10,000	Rockwood Specialties Group, Inc., Term Loan B (c)	B1	B+	07/30/12	10,113,280

					22,312,906

	Commercial Services & Supplies - 4.2% (2.3% of total assets)
5,762	Allied Waste North America, Inc., Term Loan B (c)	B1	BB	01/15/10	5,828,758

8,808	Allied Waste North America, Inc., Term Loan C (c)	B1	BB	01/15/10	8,903,297

1,995	National Equipment Services, Inc., Term Loan	B3	B	08/17/10	1,997,491

					16,729,546

	Construction & Engineering - 0.6% (0.3% of total assets)
1,421	Anthony Crane Rental, L.P., Revolver (a)	NR	NR	07/22/04	1,144,285

1,569	Anthony Crane Rental, L.P., Term Loan (a)	NR	NR	07/23/04	1,263,076

					2,407,361

	Containers & Packaging - 9.1% (5.1% of total assets)
11,500	Boise Cascade Holdings, L.L.C., Term Loan B (b)	Ba3	BB	10/29/11	11,710,237

3,500	Boise Cascade Holdings, L.L.C., Term Loan C (b)	Ba3	BB	10/28/10	3,531,875

11,983	Graham Packaging Company, L.P., Term Loan B	B2	B	10/07/11	12,166,733

2,000	Graham Packaging Company, L.P., Term Loan C	B2	CCC+	03/15/12	2,049,584

7,000	Smurfit-Stone Container Corporation, New Issue Term Loan B (b)	Ba3	BB-	11/01/11	7,124,688

					36,583,117

	Electric Utilities - 8.8% (4.9% of total assets)
8,802	Allegheny Energy Supply Company, LLC, Term Loan (b)	B1	B+	03/08/11	8,953,948

6,000	Calpine Construction Finance Company, L.P., Term Loan B	B1	B+	08/31/09	6,456,000

10,052	Mission Energy Holdings International, Inc., Term Loan B	B3	NR	12/11/06	10,604,805

8,998	Reliant Energy, Inc., Term Loan B (c)	NR	NR	03/31/07	9,159,212

					35,173,965

	Food & Staples Retailing - 3.6% (2.0% of total assets)
5,000	Stater Brothers Holdings, Floating Rate Note, 3.500% plus three-month LIBOR	B1	BB-	06/15/10	5,100,000

9,000	The Jean Coutu Group Inc., Term Loan B	B1	BB	07/30/11	9,149,828

					14,249,828

	Healthcare Equipment & Supplies - 1.1% (0.6% of total assets)
4,305	Kinetic Concepts, Inc., Term Loan B-1	B1	BB-	08/11/10	4,360,023

	Healthcare Providers & Services - 6.9% (3.8% of total assets)
7,647	Alderwoods Group, Inc., Term Loan B-1 (c)	B1	BB-	09/29/08	7,788,092

2,000	Community Health Systems, Inc., Term Loan (b)	Ba3	BB-	08/19/11	2,008,572

5,486	IASIS Healthcare LLC, Term Loan B	B1	B+	06/22/11	5,567,400

12,000	Vanguard Health Holding Company I, LLC, Term Loan B (c)	B2	B	09/23/11	12,213,756

					27,577,820

	Hotels, Restaurants & Leisure - 4.3% (2.4% of total assets)
6,477	Venetian Casino Resort, LLC, Term Loan B	B1	B+	06/15/11	6,597,371

10,701	Wyndham International, Inc., Term Loan I (c)	NR	NR	06/30/06	10,727,833

					17,325,204

	Household Durables - 8.1% (4.5% of total assets)
14,000	Jostens IH Corp., Term Loan B	B1	B+	07/29/10	14,227,500

10,000	Knoll, Inc., Term Loan	Ba3	BB-	09/29/11	10,137,500

7,998	Sealy Mattress Company, Term Loan C	B2	B+	08/06/12	8,112,630

					32,477,630

	Insurance - 2.3% (1.3% of total assets)
8,978	Conseco, Inc., Term Loan	B2	BB-	06/22/10	9,166,400

	Machinery - 2.2% (1.2% of total assets)
8,500	Dresser-Rand Group Inc., Term Loan (b)	B1	B+	10/10/10	8,635,469

	Marine - 1.2% (0.7% of total assets)
2,728	American Commercial Lines LLC, Term Loan B	NR	NR	06/30/06	2,729,229

2,232	American Commercial Lines LLC, Term Loan C	NR	NR	06/30/07	2,233,237

					4,962,466

	Media - 18.8% (10.4% of total assets)
18,000	Cablevision Systems Corp, Floating Rate Note, 4.500% plus six-month LIBOR	B3	B+	04/01/09	19,080,000

2,000	Century Cable Holdings, LLC, Discretionary Term Loan (a)	NR	NR	12/31/09	1,971,459

9,000	Century Cable Holdings, LLC, Revolver (a)(c)	NR	NR	10/25/10	8,836,875

10,000	Loews Cineplex Entertainment Corporation, Term Loan B	B1	B	06/30/11	10,137,500

11,000	Panamsat Corporation, Term Loan B (c)	B1	BB+	08/20/11	11,074,371

9,975	R.H. Donnelley Inc., Term Loan	Ba3	NR	06/30/11	10,131,902

5,000	Rainbow Media Holdings LLC, Term Loan (c)	Ba2	BB+	03/31/12	5,087,500

3,990	Regal Cinemas Corporation, Term Loan	Ba3	BB-	11/10/10	4,043,840

4,980	WMG Acquisition Corp., Term Loan	B1	B+	02/27/11	5,056,898

					75,420,345

	Metals & Mining - 1.3% (0.7% of total assets)
5,000	Amsted Industries Incorporated, Term Loan B	B1	BB-	10/15/10	5,053,125

	Oil & Gas - 1.7% (1.0% of total assets)
5,000	Celero Energy, LP, Term Loan	NR	NR	10/01/10	5,012,500

1,925	Headwaters Incorporated, Term Loan B	B1	B+	04/30/11	1,948,260

					6,960,760

	Personal Products - 2.5% (1.4% of total assets)
9,975	Prestige Brands, Inc., Term Loan B	B1	B	04/06/11	10,076,762

	Total Variable Rate Senior Loan Interests (cost $354,346,817)				356,346,981

			Ratings*
Principal				Stated	Market
Amount (000)	Description(1)	Moody's	S&P	Maturity	Value

	CORPORATE BONDS - 11.3% (6.3% of total assets)
	Communications Equipment - 3.3% (1.8% of total assets)
$5,000	Qwest Corporation, 6.125%	Ba3	BB-	11/15/05	$ 5,125,000

8,000	Qwest Corporation, 6.625%	Ba3	BB-	09/15/05	8,200,000

					13,325,000

	Hotels, Restaurants & Leisure - 3.2% (1.8% of total assets)
815	MGM Grand, 7.250%	Ba1	BB+	10/15/06	872,050

6,765	Park Place Entertainment, 7.875% (c)	Ba2	BB-	12/15/05	7,111,706

4,440	Park Place Entertainment, 8.500%	Ba1	BB+	11/15/06	4,906,200

					12,889,956

	Machinery - 1.6% (0.9% of total assets)
6,000	Navistar International, Series B, 9.375%	Ba3	BB-	06/01/06	6,510,000

	Oil & Gas - 3.2% (1.8% of total assets)
11,620	Tesoro Petroleum Corporation, 8.000%	Ba2	BBB-	04/15/08	12,694,850

	Total Corporate Bonds (cost $45,223,461)				45,419,806

Principal					Market
Amount (000)	Description(1)				Value

	Repurchase Agreements - 79.3% (44.0% of total assets)
$5,025	State Street Bank, 1.740%, dated 10/29/04, due 11/01/04, repurchase price $5,025,792				$ 5,025,063
	collateralized by $4,680,000 U.S. Treasury Notes, 7.000%, due 07/15/06, value $5,126,566
192,000	State Street Bank, 1.740%, dated 10/29/04, due 11/01/04, repurchase price $192,027,840				192,000,000
	collateralized by $190,520,000 U.S. Treasury Notes, 5.875%, due 11/15/04, value $195,865,991
120,000	State Street Bank, 1.740%, dated 10/29/04, due 11/01/04, repurchase price $120,017,400				120,000,000
	collateralized by $123,375,000 U.S. Treasury Bonds, 0.000%, due 03/17/05, value $122,407,740

	Total Repurchase Agreements (cost $317,025,063)				317,025,063

	Total Investments (cost $716,595,341) -- 179.6% (99.7% of total assets)				718,791,850

	Other Assets Less Liabilities -- (19.6%)				(78,664,250)

	Preferred Shares, at Liquidation Value -- (60.0%)				(240,000,000)

	Net Assets Applicable to Common Shares -- 100%				$400,127,600

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the
prime rate offered by one or more major United States banks.

Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

At October 31, 2004, the Fund had unfunded loan commitments of $2,808,198.

*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are
considered to be below investment grade.
**	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment.
Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior
Loans held in its portfolio will be approximately 18-24 months.
NR	Not rated.
(a)	At or subsequent to October 31, 2004, this issue was under the protection of the federal bankruptcy court.
(b)	Purchased on a when-issued or delayed delivery basis.
(c)	Portion of purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions and recognition of premium amortization.

At October 31, 2004, the cost of investments was $716,846,325.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
	Appreciation	$2,172,446
	Depreciation	(226,921)

	Net unrealized appreciation of investments	$1,945,525

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/30/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/30/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/30/04

* Print the name and title of each signing officer under his or her signature.